Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 100 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 124,441,019	$ 122,715,084
Add: Accrued investment fees	17,279	17,051
Less: Contributions receivable	78,648	54,971
Less: Dividend receivable	61,840
Net assets available for benefits per Form 5500	$ 124,317,810	$ 122,677,164